STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Fund

January 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0%
Pennsylvania - 98.1%
Adams County Industrial Development Authority, Revenue Bonds, Refunding (Gettysburg College)	5.00	8/15/2025	750,000		765,795
Allegheny County, GO, Refunding, Ser. C70	5.00	12/1/2034	2,000,000		2,211,800
Allegheny County, GO, Ser. C74	5.00	12/1/2034	1,000,000		1,169,570
Allegheny County, GO, Ser. C74	5.00	12/1/2031	1,040,000		1,221,771
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (Allegheny Health Network Obligated Group) Ser. A	5.00	4/1/2031	2,000,000		2,507,340
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	7/15/2035	1,000,000		1,167,650
Allentown City School District, GO (Insured; Build America Mutual) Ser. C	5.00	2/1/2037	1,600,000		2,005,728
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2033	500,000	[a]	592,560
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2042	1,000,000	[a]	1,137,640
Beaver County Hospital Authority, Revenue Bonds, Refunding (Heritage Valley Health System)	5.00	5/15/2021	1,575,000	[b]	1,657,640
Berks County Industrial Development Authority, Revenue Bonds, Refunding (The Highlands at Wyomissing)	5.00	5/15/2038	415,000		474,366
Berks County Industrial Development Authority, Revenue Bonds, Refunding (The Highlands at Wyomissing)	5.00	5/15/2043	500,000		565,705
Berks County Industrial Development Authority, Revenue Bonds, Refunding (The Highlands at Wyomissing)	5.00	5/15/2042	500,000		576,215

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Pennsylvania - 98.1% (continued)
Berks County Industrial Development Authority, Revenue Bonds, Refunding (The Highlands at Wyomissing)	5.00	5/15/2047	600,000		686,304
Boyertown Area School District, GO (Insured; State Aid Withholding)	5.00	10/1/2037	2,050,000		2,276,955
Centre County Hospital Authority, Revenue Bonds, Refunding (Mount Nittany Medical Center Project) Ser. A	5.00	11/15/2041	750,000		870,225
Charleroi Area School District, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. C	0.00	10/1/2020	2,000,000	[c]	1,978,860
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2037	2,000,000		2,180,520
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2034	1,000,000		1,241,040
Cumberland County Municipal Authority, Revenue Bonds, Refunding (Diakon Lutheran Social Ministries Project)	5.00	1/1/2038	1,000,000		1,108,580
Dauphin County General Authority, Revenue Bonds (Pinnacle Health System Project)	5.00	6/1/2042	3,030,000		3,269,249
Delaware County Authority, Revenue Bonds (Villanova University)	5.00	8/1/2040	1,000,000		1,176,050
Delaware County Authority, Revenue Bonds, Refunding (Cabrini University)	5.00	7/1/2042	1,000,000		1,138,750
Delaware River Joint Toll Bridge Commission, Revenue Bonds	5.00	7/1/2032	1,000,000		1,250,210
Delaware River Port Authority, Revenue Bonds	5.00	1/1/2037	3,000,000		3,410,100
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. B, 1 Month MUNIPSA +.42%	1.36	9/1/2022	2,000,000	[d]	2,003,520
Dover Area School District, GO (Insured; Build America Mutual)	5.00	4/1/2035	1,000,000		1,231,460
Dover Area School District, GO (Insured; Build America Mutual)	5.00	4/1/2036	800,000		979,824
East Hempfield Township Industrial Development Authority, Revenue Bonds, Refunding (Willow Valley Communities Project)	5.00	12/1/2039	600,000		697,602
Franklin County Industrial Development Authority, Revenue Bonds (Menno-Haven Project)	5.00	12/1/2049	500,000		547,815

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Pennsylvania - 98.1% (continued)
Franklin County Industrial Development Authority, Revenue Bonds, Refunding (Menno-Haven Project)	5.00	12/1/2048	1,000,000	1,096,180
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group) Ser. A	5.00	6/1/2041	2,500,000	2,829,350
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.13	7/1/2037	1,000,000	1,111,410
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Masonic Villages of the Grand Lodge)	5.00	11/1/2035	1,000,000	1,137,280
Lancaster County Hospital Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2042	1,800,000	2,145,078
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	1,750,000	1,825,547
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Philadelphia Presbytery Homes Project)	5.00	12/1/2047	1,000,000	1,107,210
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group Project)	4.00	9/1/2034	1,000,000	1,166,950
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	3,200,000	3,772,608
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Meadowood Senior Living Project) Ser. A	5.00	12/1/2048	1,000,000	1,131,370
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Waverly Heights Ltd. Project)	5.00	12/1/2049	500,000	588,980
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2041	2,000,000	2,127,020

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Pennsylvania - 98.1% (continued)
Pennsylvania, COP, Refunding, Ser. A	5.00	7/1/2034	1,000,000		1,241,030
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Greed Bond) (Covanta Project)	3.25	8/1/2039	850,000	[a]	857,795
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Philadelphia Biosolids Facility Project) Ser. B	6.25	1/1/2032	945,000		961,915
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2035	1,750,000		2,076,672
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2041	1,000,000		1,204,190
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2045	1,500,000		1,737,450
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2030	1,170,000		1,382,098
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2031	1,000,000		1,156,520
Pennsylvania Housing Finance Agency, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2025	1,210,000		1,213,957
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2036	3,000,000		3,628,710
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2032	3,000,000		3,688,290
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2036	1,605,000		1,908,217
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	1,000,000		1,236,770
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. C	5.00	12/1/2043	2,500,000		2,815,475
Philadelphia Airport, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2035	2,000,000		2,335,500
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2047	1,500,000		1,777,470

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Pennsylvania - 98.1% (continued)
Philadelphia Gas Works, Revenue Bonds, Refunding	5.00	8/1/2032	1,000,000	1,178,520
Philadelphia Gas Works, Revenue Bonds, Refunding	5.00	8/1/2031	1,000,000	1,183,640
Philadelphia Housing Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2021	1,685,000	1,691,133
Philadelphia Industrial Development Authority, Revenue Bonds (Children's Hospital of Philadelphia Project) Ser. A	5.00	7/1/2042	3,000,000	3,442,860
Philadelphia Industrial Development Authority, Revenue Bonds (Housing-University Square Apartments Project)	5.00	12/1/2037	1,250,000	1,459,212
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2047	1,000,000	1,177,920
Philadelphia Industrial Development Authority, Revenue Bonds, Refunding, Ser. 2015	5.00	4/1/2045	1,500,000	1,705,290
Pittsburgh, GO (Insured; Build America Mutual)	5.00	9/1/2030	1,585,000	1,845,622
Pittsburgh Urban Redevelopment Authority, Revenue Bonds (West Park Court Housing) (Insured; Government National Mortgage Association)	4.90	11/20/2047	1,140,000	1,142,052
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured: Assured Guaranty Municipal Corp.) Ser. B	4.00	9/1/2034	1,305,000	1,532,775
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured: Assured Guaranty Municipal Corp.) Ser. B	5.00	9/1/2033	500,000	706,025
Southcentral Pennsylvania General Authority, Revenue Bonds, Refunding (WellSpan Health Obligated Group)	5.00	6/1/2044	1,000,000	1,242,610
State Public School Building Authority, Revenue Bonds, Refunding (Harrisburg School District Project) (Insured; Assured Guaranty Municipal Corp.) Ser. S	5.00	12/1/2032	2,000,000	2,388,540

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Pennsylvania - 98.1% (continued)
State Public School Building Authority, Revenue Bonds, Refunding (Montgomery County Community College)	5.00	5/1/2038	1,115,000	1,239,501
Susquehanna Area Regional Airport Authority, Revenue Bonds, Refunding, Ser. B	4.00	1/1/2033	1,300,000	1,354,366
The Canonsburg-Houston Joint Authority, Revenue Bonds, Ser. A	5.00	12/1/2040	2,000,000	2,334,300
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2044	1,000,000	1,232,350
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. B	5.00	9/1/2043	1,000,000	1,212,610
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2038	1,000,000	1,186,550
Westmoreland County Municipal Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	8/15/2042	1,000,000	1,168,420
Wilkes-Barre Finance Authority, Revenue Bonds, Refunding (University of Scranton) Ser. A	5.00	11/1/2034	1,000,000	1,171,470
				122,957,652
U.S. Related - .9%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	1,000,000	1,152,590
Total Investments (cost $115,951,678)			99.0%	124,110,242
Cash and Receivables (Net)			1.0%	1,295,879
Net Assets			100.0%	125,406,121

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, these securities were valued at $2,587,995 or 2.06% of net assets.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

d Variable rate security—rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Fund

January 31, 2020 (Unaudited)

The following is a summary of the inputs used as of January 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	-	124,110,242	-	124,110,242

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as

NOTES

calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2020, accumulated net unrealized appreciation on investments was $8,158,564, consisting of $8,158,861 gross unrealized appreciation and $297 gross unrealized depreciation.

At January 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.